NET LOSS PER SHARE - Anti-dilutive common equivalent shares (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	190,317,446	73,237,545	100,823,008	71,975,781
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	23,635,255	6,026,335	5,812,150	4,764,571
Hyperfine Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	109,182,191	67,211,210
Liminal Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares	57,500,000
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive common equivalent shares			95,010,858	67,211,210